Income and Expenses - Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement In Allowance For Expected Credit Losses Of Contract Assets [Abstract]
Balances at beginning of the years	₱ 45	₱ 55	₱ 92
Provisions	(3)	4	32
Reclassification		(14)	(69)
Balances at end of the years	₱ 42	₱ 45	₱ 55